SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Financial Statement Presentation

Financial Statement Presentation

The consolidated financial statements of Eastman Chemical Company and subsidiaries ("Eastman" or the "Company") are prepared in conformity with accounting principles generally accepted ("GAAP") in the United States and of necessity include some amounts that are based upon management estimates and judgments.  Future actual results could differ from such current estimates.  The consolidated financial statements include assets, liabilities, sales revenue, and expenses of all majority-owned subsidiaries and joint ventures in which a controlling interest is maintained.  Eastman accounts for other joint ventures and investments in minority-owned companies where it exercises significant influence on the equity basis.  Intercompany transactions and balances are eliminated in consolidation.  Certain prior period data has been reclassified in the Consolidated Financial Statements and accompanying footnotes to conform to current period presentation.

Beginning January 1, 2012, the Company elected to change its method of accounting for actuarial gains and losses for its pension and OPEB plans as described in Note 2, "Accounting Methodology Change for Pension and Other Postretirement Benefit Plans".  Beginning January 1, 2012, the Company adopted amended accounting guidance related to the presentation of other comprehensive income which became effective for reporting periods beginning after December 15, 2011.  These changes have been retrospectively applied to all periods presented.

On August 5, 2011, the Company's Board of Directors declared a two-for-one split of the Company's common stock in the form of a 100 percent stock dividend.  Stockholders of record as of September 15, 2011 were issued one additional share of common stock on October 3, 2011 for each share held.  Treasury shares were treated as shares outstanding in the stock split.  All shares and per share amounts in this Current Report on Form 8-K  (this "Current Report") have been adjusted for all periods presented for the stock split.  For additional information, see Note 18, "Stockholders' Equity".

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash, time deposits, and readily marketable securities with original maturities of three months or less.
Fair Value Measurements
Fair Value Measurements

The Company records recurring and non-recurring financial assets and liabilities as well as all non-financial assets and liabilities subject to fair value measurement at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  These fair value principles prioritize valuation inputs across three broad levels.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.  Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.  An asset or liability's classification within the various levels is determined based on the lowest level input that is significant to the fair value measurement.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not bear interest.  The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  The allowances are based on the number of days an individual receivable is delinquent and management's regular assessment of the financial condition of the Company's customers.  The Company considers a receivable delinquent if it is unpaid after the terms of the related invoice have expired.  The Company evaluates the allowance based on a monthly assessment of the aged receivables.  Write-offs are recorded at the time a customer receivable is deemed uncollectible.  Allowance for doubtful accounts was $8 million and $5 million at December 31, 2011 and 2010, respectively.  The Company does not enter into receivables of a long-term nature, also known as financing receivables, in the normal course of business.  Financing receivables were immaterial and not past due at December 31, 2011.

Inventories
Inventories

Inventories are valued at the lower of cost or market.  The Company determines the cost of most raw materials, work in process, and finished goods inventories in the United States by the last-in, first-out ("LIFO") method.  The cost of all other inventories, including inventories outside the United States, is determined by the average cost method, which approximates the first-in, first-out ("FIFO") method.  The Company writes-down its inventories for estimated obsolescence or unmarketable inventory equal to the difference between the carrying value of inventory and the estimated market value based upon assumptions about future demand and market conditions.

Properties
Properties

The Company records properties at cost.  Maintenance and repairs are charged to earnings; replacements and betterments are capitalized.  When Eastman retires or otherwise disposes of assets, it removes the cost of such assets and related accumulated depreciation from the accounts.  The Company records any profit or loss on retirement or other disposition into earnings.  Asset impairments are reflected as increases in accumulated depreciation for properties that have been placed in service.  In instances when an asset has not been placed in service and is impaired, the associated costs are removed from the appropriate property accounts.

Depreciation

Depreciation expense is calculated based on historical cost and the estimated useful lives of the assets, generally using the straight-line method.  Estimated useful lives for buildings and building equipment generally range from 20 to 50 years.  Estimated useful lives generally ranging from 3 to 33 years are applied to machinery and equipment in the following categories: computer software (3 to 5 years); office furniture and fixtures and computer equipment (5 to 10 years); vehicles, railcars, and general machinery and equipment (5 to 20 years); and manufacturing-related improvements (20 to 33 years).  Accelerated depreciation is reported when the estimated useful life is shortened and continues to be reported in Cost of Sales.

Computer Software Costs
Computer Software Costs

Capitalized software costs are amortized primarily on a straight-line basis over three years, the expected useful life of such assets, beginning when the software project is substantially complete and placed in service.  Capitalized software in 2011, 2010, and 2009 was approximately $9 million, $7 million, and $8 million, respectively, and consisted of costs to internally develop computer software used by the Company.  During those same periods, approximately $8 million, $8 million, and $11 million, respectively, of previously capitalized costs were amortized.  At December 31, 2011 and 2010, the unamortized capitalized software costs were $20 million and $20 million, respectively.  Capitalized software costs are reflected in other noncurrent assets.

Impairment of Long Lived Assets
Impairment of Long-Lived Assets

Properties and equipment and definite-lived intangible assets to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  The review of these long-lived assets is performed at the asset or asset group level, which is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.  If the carrying amount is not considered to be recoverable, an analysis of fair value is triggered.  An impairment is recorded for the excess of the carrying amount of the asset or asset group over the fair value.

The Company conducts its annual testing of goodwill and indefinite-lived intangible assets in third quarter of each year, unless events warrant more frequent testing.  The testing of goodwill is performed at the reporting unit level, which the Company has determined to be its operating segments.  If the fair value of a reporting unit is determined to be less than the carrying value of the net assets of the reporting unit including goodwill, additional steps, including an allocation of the estimated fair value to the assets and liabilities of the reporting unit, would be necessary to determine the amount, if any, of goodwill impairment.  The carrying value of indefinite-lived intangible assets is considered to be impaired when the fair value, as established by appraisal or based on discounted future cash flows of certain related products, is less than their respective carrying values.

Investments
Investments

The Company held $200 million of short-term time deposits as of December 31, 2011.  These investments had staggered maturities between three and ten months at the investment date, which exceeded the three month original maturity threshold for classification as cash or cash equivalents.

The consolidated financial statements include the accounts of the Company and all its subsidiaries in which a controlling interest is maintained.

Investments in affiliates over which the Company has significant influence but not a controlling interest are carried on the equity basis.  Under the equity method of accounting, these investments are included in other noncurrent assets.  The Company includes its share of earnings and losses of such investments in other charges (income), net, and its share of other comprehensive income (loss) in the appropriate component of other accumulated comprehensive income (loss) in stockholders' equity.

Pension and Other Post-employment Benefit Plans
Pension and Other Post-employment Benefit Plans

The Company maintains defined benefit pension plans that provide eligible employees with retirement benefits.  Additionally, Eastman provides a subsidy toward life insurance, health care, and dental benefits for eligible retirees and a subsidy toward health care and dental benefits for retirees' eligible survivors.  The costs and obligations related to these benefits reflect the Company's assumptions related to general economic conditions (particularly interest rates), expected return on plan assets, rate of compensation increase or decrease for employees, and health care cost trends.  The cost of providing plan benefits depends on demographic assumptions including retirements, mortality, turnover, and plan participation.  For additional information, see Note 14, "Retirement Plans."

Environmental Costs
Environmental Costs

The Company accrues environmental remediation costs when it is probable that the Company has incurred a liability at a contaminated site and the amount can be reasonably estimated.  When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount.  This undiscounted accrued amount reflects the Company's assumptions about remediation requirements at the contaminated site, the nature of the remedy, the outcome of discussions with regulatory agencies and other potentially responsible parties at multi-party sites, and the number and financial viability of other potentially responsible parties.  Changes in the estimates on which the accruals are based, unanticipated government enforcement action, or changes in health, safety, environmental, and chemical control regulations and testing requirements could result in higher or lower costs.

The Company also establishes reserves for closure/postclosure costs associated with the environmental and other assets it maintains.  Environmental assets include but are not limited to waste management units, such as landfills, water treatment facilities, and ash ponds.  When these types of assets are constructed or installed, a reserve is established for the future costs anticipated to be associated with the closure of the site based on an expected life of the environmental assets and the applicable regulatory closure requirements.  These expenses are charged into earnings over the estimated useful life of the assets.  Currently, the Company estimates the useful life of each individual asset up to 50 years.  If the Company changes its estimate of the asset retirement obligation costs or its estimate of the useful lives of these assets, the expenses to be charged into earnings could increase or decrease.  The Company also monitors conditional obligations and will record reserves associated with them when and to the extent that more detailed information becomes available concerning applicable retirement costs.

Accruals for environmental liabilities are included in other long-term liabilities and exclude claims for recoveries from insurance companies or other third parties.  Environmental costs are capitalized if they extend the life of the related property, increase its capacity, and/or mitigate or prevent future contamination.  The cost of operating and maintaining environmental control facilities is charged to expense.

The Company's cash expenditures related to environmental protection and improvement were $219 million, $200 million, and $173 million in 2011, 2010, and 2009, respectively.  These amounts were primarily for operating costs associated with environmental protection equipment and facilities, but also included $35 million in expenditures for engineering and construction in 2011.

For additional information see Note 16, "Environmental Matters" and Note 25, "Reserve Rollforwards".

Derivative Financial Instruments
Derivative Financial Instruments

Derivative financial instruments are used by the Company when appropriate to manage its exposures to fluctuations in foreign currency, raw material and energy costs, and interest rates.  Such instruments are used to mitigate the risk that changes in exchange rates, raw material and energy costs, or interest rates will adversely affect the eventual dollar cash flows resulting from the hedged transactions.

The Company from time to time enters into currency option and forward contracts to hedge anticipated, but not yet committed, export sales and purchase transactions expected within no more than five years and denominated in foreign currencies (principally the euro, British pound and the Japanese yen); and forward exchange contracts to hedge certain firm commitments denominated in foreign currencies.  To mitigate short-term fluctuations in market prices for propane, ethane, paraxylene, and natural gas (major raw material and energy used in the manufacturing process), the Company from time to time enters into option and forward contracts.  From time to time, the Company also utilizes interest rate derivative instruments, primarily swaps, to hedge the Company's exposure to movements in interest rates.

The Company's qualifying option and forward contracts are accounted for as hedges because the derivative instruments are designated and effective as hedges and reduce the Company's exposure to identified risks.  Gains and losses resulting from effective hedges of existing liabilities, firm commitments, or anticipated transactions are deferred and recognized when the offsetting gains and losses are recognized on the related hedged items and are reported as a component of operating earnings.  Derivative assets and liabilities are recorded at fair value.

The gains or losses on nonqualifying derivatives or derivatives that are not designated as hedges are marked to market and immediately recorded into earnings from continuing operations.

Deferred currency option premiums are included in the fair market value of the hedges.  The related obligation for payment is generally included in other liabilities and is paid in the period in which the options are exercised or expire.

For additional information see Note 13, "Derivatives".

Litigation and Contingent Liabilities
Litigation and Contingent Liabilities

The Company and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including product liability, personal injury, asbestos, patent and intellectual property, commercial, contract, environmental, antitrust, health and safety, and employment matters, which are handled and defended in the ordinary course of business.  The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated.  When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount.  The Company expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.

Revenue Recognition and Customer Incentives
Revenue Recognition and Customer Incentives

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured.  Revenue for products is recognized when title and risk of loss transfer to the customer.

The Company records estimated obligations for customer programs and incentive offerings, which consist primarily of revenue or volume-based amounts that a customer must achieve over a specified period of time, as a reduction of revenue from each underlying revenue transaction as the customer progresses toward goals specified in incentive agreements.  These estimates are based on a combination of forecasts of customer sales and actual sales volume and revenues against established goals, the customer's current level of purchases, Eastman's knowledge of customer purchasing habits, and industry pricing practice.  The incentive payment rate may be variable, based upon the customer reaching higher sales volume or revenue levels over a specified period of time in order to receive an agreed upon incentive payment.

Shipping and Handling Fees and Costs
Shipping and Handling Fees and Costs

Shipping and handling fees related to sales transactions are billed to customers and are recorded as sales revenue.  Shipping and handling costs incurred are recorded in cost of sales.

Restructuring of Operations
Restructuring of Operations

The Company records restructuring charges incurred in connection with consolidation of operations, exited business lines, or shutdowns of specific sites that are expected to be substantially completed within twelve months.  These restructuring charges are recorded as incurred, and are associated with site closures, legal and environmental matters, demolition, contract terminations, or other costs directly related to the restructuring.  The Company records severance charges for employee separations when the separation is probable and reasonably estimable.  In the event employees are required to perform future service, the Company records severance charges ratably over the remaining service period of those employees.

Share-based Compensation
Share-based Compensation

The Company recognizes compensation expense in the financial statements for stock options and other share-based compensation awards based upon the grant-date fair value over the substantive vesting period.  For additional information, see Note 21, "Share-Based Compensation Plans and Awards."

Research and Development
Research and Development

All costs identified as research and development ("R&D") costs are charged to expense when incurred with the exception of third-party reimbursed and government-funded research and development.  Expenses for third-party reimbursed and government-funded research and development are deferred until reimbursement is received to ensure appropriate matching of revenue and expense, provided specific criteria are met.

Income Taxes
Income Taxes

The provision for income taxes has been determined using the asset and liability approach of accounting for income taxes.  Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year.  Deferred taxes result from differences between the financial and tax bases of the Company's assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.  Provision has been made for income taxes on unremitted earnings of subsidiaries and affiliates, except for subsidiaries in which earnings are deemed to be permanently reinvested.

The Company recognizes income tax positions that meet the more likely than not threshold and accrues interest related to unrecognized income tax positions which is recorded as a component of the income tax provision.

Purchase Accounting
Purchase Accounting

In accounting for acquisitions, the Company estimates fair value using the exit price approach which is defined as the price that would be received if we sold an asset or paid to transfer a liability in an orderly market.  The value of an exit price is determined from the viewpoint of all market participants as a whole and may result in the Company valuing assets at a fair value that is not reflective of our intended use of the assets.  Any amount of the purchase price paid that is in excess of the estimated fair values of net assets acquired is recorded in the line item goodwill on our consolidated balance sheets.